FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267

                          Institutional Fiduciary Trust
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/04

Item 1. Schedule of Investments.


INSTITUTIONAL FIDUCIARY TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Franklin Cash Reserves Fund ...............................................    3
Franklin Structured Large Cap Core Equity Fund ............................    5
Franklin Structured Large Cap Growth Equity Fund ..........................    9
Money Market Portfolio ....................................................   15
Notes to Statements of Investments ........................................   17
The Money Market Portfolios ...............................................   19

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
FRANKLIN CASH RESERVES FUND                          SHARES           VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS (COST $190,433,489) 100.2%
The Money Market Portfolio ....................    190,433,489    $ 190,433,489
OTHER ASSETS, LESS LIABILITIES (.2)% ..........                        (286,060)
                                                                  -------------
NET ASSETS 100.0% .............................                   $ 190,147,429
                                                                  =============


                                     Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 3
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4 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                       SHARES       VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS 97.1%
    COMMUNICATIONS 3.6%
(a) AT&T Wireless Services Inc. .....................................        17    $      251
    BellSouth Corp. .................................................       258         6,997
(a) Nextel Communications Inc., A ...................................       272         6,485
(a) Qwest Communications International Inc. .........................       223           743
    SBC Communications Inc. .........................................       735        19,073
    Sprint Corp. ....................................................     1,052        21,177
    Verizon Communications Inc. .....................................     1,059        41,703
                                                                                   ----------
                                                                                       96,429
                                                                                   ----------

    CONSUMER DURABLES 1.1%
(a) Electronic Arts Inc. ............................................       627        28,836
                                                                                   ----------

    CONSUMER NON-DURABLES 5.9%
    Altria Group Inc. ...............................................       515        24,225
    Anheuser-Busch Cos. Inc. ........................................       487        24,326
    Coca-Cola Co. ...................................................     1,151        46,097
    Colgate-Palmolive Co. ...........................................       441        19,924
(a) Dean Foods Inc. .................................................       194         5,824
    PepsiCo Inc. ....................................................       218        10,606
    Procter & Gamble Co. ............................................       522        28,251
                                                                                   ----------
                                                                                      159,253
                                                                                   ----------

    CONSUMER SERVICES 4.6%
    Clear Channel Communications Inc. ...............................       594        18,515
(a) eBay Inc. .......................................................       440        40,453
(a) Univision Communications Inc., A ................................       944        29,840
    Viacom Inc., B ..................................................       364        12,216
    The Walt Disney Co. .............................................     1,113        25,098
                                                                                   ----------
                                                                                      126,122
                                                                                   ----------

    DISTRIBUTION SERVICES 2.2%
    AmerisourceBergen Corp. .........................................       239        12,837
    Cardinal Health Inc. ............................................       445        19,478
    McKesson Corp. ..................................................       271         6,951
    Sysco Corp. .....................................................       650        19,448
                                                                                   ----------
                                                                                       58,714
                                                                                   ----------

    ELECTRONIC TECHNOLOGY 10.0%
(a) Agilent Technologies Inc. .......................................        94         2,028
(a) Applied Materials Inc. ..........................................       645        10,636
(a) Cisco Systems Inc. ..............................................     3,297        59,676
(a) Dell Inc. .......................................................       312        11,107
    Diebold Inc. ....................................................       232        10,834
    Hewlett-Packard Co. .............................................        74         1,388
    Intel Corp. .....................................................     2,313        46,399
    Intersil Corp., A ...............................................     1,351        21,521


                                         Quarterly Statements of Investments | 5

INSTITUTIONAL FIDUCIARY TRUST

---------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                       SHARES       VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
    Linear Technology Corp. .........................................       599    $   21,708
    Lockheed Martin Corp. ...........................................       592        33,022
    Nokia Corp., ADR (Finland) ......................................     1,209        16,587
    QUALCOMM Inc. ...................................................       922        35,995
                                                                                   ----------
                                                                                      270,901
                                                                                   ----------

    ENERGY MINERALS 7.2%
    Anadarko Petroleum Corp. ........................................       377        25,018
    Devon Energy Corp. ..............................................       494        35,079
    Exxon Mobil Corp. ...............................................     1,948        94,147
    Peabody Energy Corp. ............................................       151         8,984
    Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) ..............       621        32,044
                                                                                   ----------
                                                                                      195,272
                                                                                   ----------

    FINANCE 22.1%
    AFLAC Inc. ......................................................       942        36,936
    American International Group Inc. ...............................       230        15,638
    Assurant Inc. ...................................................       249         6,474
    Bank of America Corp. ...........................................     1,205        52,213
    Bank of New York Co. Inc. .......................................       524        15,285
(a) Berkshire Hathaway Inc., B ......................................        11        31,581
(a) CapitalSource Inc. ..............................................       288         6,434
    CIT Group Holdings Inc. .........................................       680        25,425
    Citigroup Inc. ..................................................     1,618        71,386
    Countrywide Financial Corp. .....................................       997        39,272
(a) E*TRADE Financial Corp. .........................................       312         3,563
    Fannie Mae ......................................................       608        38,547
    Federated Investors Inc., B .....................................       471        13,395
    Fifth Third Bancorp .............................................       791        38,933
    Freddie Mac .....................................................       664        43,319
    Goldman Sachs Group Inc. ........................................       169        15,758
    JPMorgan Chase & Co. ............................................       208         8,264
    Lehman Brothers Holdings Inc. ...................................       307        24,474
    Marsh & McLennan Cos. Inc. ......................................       722        33,039
    Old Republic International Corp. ................................       776        19,423
(a) Providian Financial Corp. .......................................        48           746
    Washington Mutual Inc. ..........................................       472        18,446
    Wells Fargo & Co. ...............................................       667        39,773
                                                                                   ----------
                                                                                      598,324
                                                                                   ----------

    HEALTH SERVICES 2.6%
(a) Anthem Inc. .....................................................       404        35,249
    HCA Inc. ........................................................        91         3,472
(a) Health Net Inc., A ..............................................       731        18,070
    Universal Health Services Inc., B ...............................       309        13,441
                                                                                   ----------
                                                                                       70,232
                                                                                   ----------


6 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

---------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                       SHARES       VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HEALTH TECHNOLOGY 12.8%
    Abbott Laboratories .............................................       688    $   29,144
(a) Amgen Inc. ......................................................       869        49,255
(a) Biogen Idec Inc. ................................................       175        10,705
(a) Boston Scientific Corp. .........................................       924        36,711
(a) Forest Laboratories Inc. ........................................        46         2,069
    Guidant Corp. ...................................................       112         7,396
    Johnson & Johnson ...............................................       928        52,274
    Medtronic Inc. ..................................................       411        21,331
    Merck & Co. Inc. ................................................       365        12,045
    Pall Corp. ......................................................     1,096        26,830
    Pfizer Inc. .....................................................     2,198        67,259
    Wyeth ...........................................................       886        33,136
                                                                                   ----------
                                                                                      348,155
                                                                                   ----------

    INDUSTRIAL SERVICES 1.4%
    Schlumberger Ltd. ...............................................       554        37,290
                                                                                   ----------

    NON-ENERGY MINERALS .1%
    Alcoa Inc. ......................................................       109         3,661
                                                                                   ----------

    PROCESS INDUSTRIES 1.3%
    Agrium Inc. (Canada) ............................................        65         1,154
    Bunge Ltd. ......................................................       418        16,712
    Cabot Corp. .....................................................       396        15,274
    Valspar Corp. ...................................................        46         2,147
                                                                                   ----------
                                                                                       35,287
                                                                                   ----------

    PRODUCER MANUFACTURING 5.6%
    General Electric Co. ............................................     2,186        73,406
    PACCAR Inc. .....................................................       515        35,597
    United Technologies Corp. .......................................       470        43,888
                                                                                   ----------
                                                                                      152,891
                                                                                   ----------

    REAL ESTATE INVESTMENT TRUSTS .2%
    Trizec Properties Inc. ..........................................       321         5,126
    Ventas Inc. .....................................................        12           311
                                                                                   ----------
                                                                                        5,437
                                                                                   ----------

    RETAIL TRADE 6.0%
(a) AutoZone Inc. ...................................................       349        26,960
(a) Dollar Tree Stores Inc. .........................................     1,183        31,882
    Family Dollar Stores Inc. .......................................       579        15,691
    Lowe's Cos. Inc. ................................................       575        31,251
    Wal-Mart Stores Inc. ............................................     1,076        57,243
                                                                                   ----------
                                                                                      163,027
                                                                                   ----------


                                         Quarterly Statements of Investments | 7

INSTITUTIONAL FIDUCIARY TRUST

---------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                       SHARES       VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TECHNOLOGY SERVICES 8.3%
(a) Accenture Ltd., A (Bermuda) .....................................     1,171    $   31,675
(a) Affiliated Computer Services Inc., A ............................       299        16,645
    Automatic Data Processing Inc. ..................................       202         8,347
    Computer Associates International Inc. ..........................       199         5,234
    International Business Machines Corp. ...........................       314        26,922
    Microsoft Corp. .................................................     3,423        94,646
    Paychex Inc. ....................................................     1,142        34,431
(a) Peoplesoft Inc. .................................................        69         1,370
(a) Yahoo! Inc. .....................................................       189         6,409
                                                                                   ----------
                                                                                      225,679
                                                                                   ----------

    TRANSPORTATION 1.3%
    Expeditors International of Washington Inc. .....................       631        32,623
    Southwest Airlines Co. ..........................................       268         3,650
                                                                                   ----------
                                                                                       36,273
                                                                                   ----------

    UTILITIES .8%
    Edison International ............................................       202         5,355
    Entergy Corp. ...................................................        84         5,091
    NiSource Inc. ...................................................       199         4,181
(a) PG&E Corp. ......................................................        60         1,824
    Texas Genco Holdings ............................................       101         4,712
                                                                                   ----------
                                                                                       21,163
                                                                                   ----------
    TOTAL COMMON STOCKS (COST $2,479,054) ...........................               2,632,946
                                                                                   ----------
    SHORT TERM INVESTMENT (COST $24,832) .9%
    MONEY FUND
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio ...    24,832        24,832
                                                                                   ----------
    TOTAL INVESTMENTS (COST $2,503,886) 98.0% .......................               2,657,778
    OTHER ASSETS, LESS LIABILITIES 2.0% .............................                  53,452
                                                                                   ----------
    NET ASSETS 100.0% ...............................................              $2,711,230
                                                                                   ==========

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


    See Notes to Statements of Investments. |
8 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                     SHARES       VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS 97.6%
    COMMERCIAL SERVICES .9%
(a) Copart Inc. .....................................................        32    $      606
    Moody's Corp. ...................................................        80         5,860
    Robert Half International Inc. ..................................       777        20,023
                                                                                   ----------
                                                                                       26,489
                                                                                   ----------

    COMMUNICATIONS 1.2%
(a) Nextel Communications Inc., A ...................................     1,415        33,733
(a) Nextel Partners Inc., A .........................................        10           166
                                                                                   ----------
                                                                                       33,899
                                                                                   ----------

    CONSUMER DURABLES .6%
(a) Activision Inc. .................................................        51           707
    D.R. Horton Inc. ................................................         2            66
(a) Electronic Arts Inc. ............................................       259        11,912
    Harman International Industries Inc. ............................        28         3,017
                                                                                   ----------
                                                                                       15,702
                                                                                   ----------

    CONSUMER NON-DURABLES 8.1%
    Anheuser-Busch Cos. Inc. ........................................       796        39,760
    Avon Products Inc. ..............................................        48         2,097
(a) Coach Inc. ......................................................       104         4,412
    Coca-Cola Co. ...................................................     1,510        60,475
    Colgate-Palmolive Co. ...........................................       752        33,975
(a) Columbia Sportswear Co. .........................................        37         2,016
    Gillette Co. ....................................................        96         4,007
(a) NBTY Inc. .......................................................       109         2,350
    Nike Inc., B ....................................................        78         6,146
    PepsiCo Inc. ....................................................       335        16,298
    Polo Ralph Lauren Corp. .........................................        21           764
    Procter & Gamble Co. ............................................       997        53,958
(a) Quiksilver Inc. .................................................       116         2,949
                                                                                   ----------
                                                                                      229,207
                                                                                   ----------

    CONSUMER SERVICES 4.9%
(a) Apollo Group Inc., A ............................................        17         1,247
    Applebee's International Inc. ...................................        12           303
(a) Career Education Corp. ..........................................         4           114
    Clear Channel Communications Inc. ...............................       221         6,889
    Dow Jones & Co. Inc. ............................................        22           893
(a) eBay Inc. .......................................................       378        34,753
    International Game Technology ...................................        30         1,079
    International Speedway Corp., A .................................        11           549
(a) Penn National Gaming Inc. .......................................        95         3,838
(a) Starbucks Corp. .................................................        62         2,819
    Station Casinos Inc. ............................................         1            49
(a) Univision Communications Inc., A ................................       869        27,469


                                         Quarterly Statements of Investments | 9

INSTITUTIONAL FIDUCIARY TRUST

---------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                     SHARES       VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    CONSUMER SERVICES (CONT.)
    Viacom Inc., B ..................................................       571    $   19,163
    The Walt Disney Co. .............................................     1,254        28,278
(a) Wynn Resorts Ltd. ...............................................       147         7,598
(a) XM Satellite Radio Holdings Inc., A .............................        71         2,202
                                                                                   ----------
                                                                                      137,243
                                                                                   ----------

    DISTRIBUTION SERVICES 1.0%
    Cardinal Health Inc. ............................................       265        11,599
    MSC Industrial Direct Co. Inc., A ...............................        58         1,977
    Sysco Corp. .....................................................       451        13,494
                                                                                   ----------
                                                                                       27,070
                                                                                   ----------

    ELECTRONIC TECHNOLOGY 16.0%
(a) Agilent Technologies Inc. .......................................       808        17,429
(a) Altera Corp. ....................................................        58         1,135
(a) Applied Materials Inc. ..........................................     2,242        36,971
(a) Avaya Inc. ......................................................       126         1,756
    Boeing Co. ......................................................       148         7,640
(a) Broadcom Corp., A ...............................................         7           191
(a) Cisco Systems Inc. ..............................................     4,991        90,337
(a) Corning Inc. ....................................................       182         2,017
(a) Dell Inc. .......................................................     1,017        36,205
(a) EMC Corp. .......................................................       632         7,293
    Intel Corp. .....................................................     3,739        75,004
    Intersil Corp., A ...............................................       218         3,473
(a) Juniper Networks Inc. ...........................................       197         4,649
(a) KLA-Tencor Corp. ................................................       159         6,595
(a) Lam Research Corp. ..............................................       121         2,648
    Linear Technology Corp. .........................................       764        27,687
    Lockheed Martin Corp. ...........................................       125         6,973
    Maxim Integrated Products Inc. ..................................       337        14,252
    Motorola Inc. ...................................................       712        12,844
(a) Network Appliance Inc. ..........................................       212         4,876
    Nokia Corp., ADR (Finland) ......................................     1,000        13,720
    QUALCOMM Inc. ...................................................     1,182        46,145
    Rockwell Automation Inc. ........................................        17           658
    Tektronix Inc. ..................................................       248         8,246
    Texas Instruments Inc. ..........................................       140         2,979
(a) Thermo Electron Corp. ...........................................       258         6,971
    Xilinx Inc. .....................................................       432        11,664
                                                                                   ----------
                                                                                      450,358
                                                                                   ----------

    ENERGY MINERALS 1.7%
    Devon Energy Corp. ..............................................       485        34,440
(a) Newfield Exploration Co. ........................................        81         4,960
    Peabody Energy Corp. ............................................       127         7,557
(a) Tesoro Petroleum Corp. ..........................................        36         1,063
                                                                                   ----------
                                                                                       48,020
                                                                                   ----------


10 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

---------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                     SHARES       VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    FINANCE 9.5%
    AFLAC Inc. ......................................................       473    $   18,546
    American International Group Inc. ...............................       395        26,856
(a) Ameritrade Holding Corp. ........................................        41           492
(a) Berkshire Hathaway Inc., B ......................................        10        28,710
    Capital One Financial Corp. .....................................        66         4,877
(a) CapitalSource Inc. ..............................................       216         4,826
    Chicago Mercantile Exchange .....................................        35         5,646
    CIT Group Holdings Inc. .........................................        23           860
    Countrywide Financial Corp. .....................................     1,026        40,414
(a) E*TRADE Financial Corp. .........................................       125         1,428
    Fannie Mae ......................................................       343        21,746
    Federated Investors Inc., B .....................................       102         2,901
    Fifth Third Bancorp .............................................       780        38,392
    Freddie Mac .....................................................       568        37,056
    Golden West Financial Corp. .....................................        39         4,327
    Goldman Sachs Group Inc. ........................................        10           932
    Investors Financial Services Corp. ..............................        63         2,843
    Marsh & McLennan Cos. Inc. ......................................       125         5,720
    New Century Financial Corp. .....................................        12           723
(a) Providian Financial Corp. .......................................        91         1,414
    Wells Fargo & Co. ...............................................       331        19,738
                                                                                   ----------
                                                                                      268,447
                                                                                   ----------

    HEALTH SERVICES 3.0%
(a) Anthem Inc. .....................................................       442        38,564
(a) Caremark Rx Inc. ................................................       573        18,376
(a) Coventry Health Care Inc. .......................................        17           907
(a) Davita Inc. .....................................................       179         5,576
(a) Health Net Inc., A ..............................................       105         2,596
    Quest Diagnostics Inc. ..........................................        40         3,529
    UnitedHealth Group Inc. .........................................       107         7,890
    Universal Health Services Inc., B ...............................         1            44
(a) VCA Antech Inc. .................................................       390         8,046
                                                                                   ----------
                                                                                       85,528
                                                                                   ----------

    HEALTH TECHNOLOGY 21.5%
    Abbott Laboratories .............................................     1,164        49,307
(a) Amgen Inc. ......................................................     1,317        74,648
(a) Biogen Idec Inc. ................................................       211        12,907
    Biomet Inc. .....................................................         5           234
(a) Boston Scientific Corp. .........................................       949        37,704
(a) Celgene Corp. ...................................................        17           990
(a) Cytyc Corp. .....................................................       161         3,888
(a) Dade Behring Holdings Inc. ......................................        67         3,733
    Dentsply International Inc. .....................................        30         1,558
    Eli Lilly & Co. .................................................       128         7,686
(a) Fisher Scientific International Inc. ............................        15           875
(a) Forest Laboratories Inc. ........................................       311        13,989


                                        Quarterly Statements of Investments | 11

INSTITUTIONAL FIDUCIARY TRUST

---------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                     SHARES       VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HEALTH TECHNOLOGY (CONT.)
(a) Genentech Inc. ..................................................        14    $      734
(a) Gilead Sciences Inc. ............................................       574        21,456
    Guidant Corp. ...................................................       126         8,321
(a) Hospira Inc. ....................................................         1            18
    Johnson & Johnson ...............................................     2,063       116,209
    Medtronic Inc. ..................................................       384        19,930
    Merck & Co. Inc. ................................................        31         1,023
(a) MGI Pharma Inc. .................................................       144         3,843
(a) OSI Pharmaceuticals Inc. ........................................        27         1,660
    Pall Corp. ......................................................       908        22,228
    Pfizer Inc. .....................................................     4,377       133,936
(a) Protein Design Labs Inc. ........................................        58         1,136
    Schering-Plough Corp. ...........................................        43           820
(a) Varian Medical Systems Inc. .....................................       272         9,403
(a) Waters Corp. ....................................................       142         6,262
    Wyeth ...........................................................     1,203        44,992
(a) Zimmer Holdings Inc. ............................................        56         4,426
                                                                                   ----------
                                                                                      603,916
                                                                                   ----------

    INDUSTRIAL SERVICES .5%
(a) Allied Waste Industries Inc. ....................................       160         1,416
    Patterson UTI Energy Inc. .......................................       375         7,151
(a) Smith International Inc. ........................................       105         6,377
                                                                                   ----------
                                                                                       14,944
                                                                                   ----------

    NON-ENERGY MINERALS .1%
    Alcoa Inc. ......................................................        83         2,788
                                                                                   ----------

    PROCESS INDUSTRIES 1.9%
    Bunge Ltd. ......................................................       791        31,624
    Cabot Corp. .....................................................       305        11,764
(a) The Scotts Co., A ...............................................        40         2,566
    Valspar Corp. ...................................................       159         7,422
                                                                                   ----------
                                                                                       53,376
                                                                                   ----------

    PRODUCER MANUFACTURING 3.5%
    3M Co. ..........................................................        83         6,637
    General Electric Co. ............................................       631        21,189
    Gentex Corp. ....................................................        69         2,424
    Herman Miller Inc. ..............................................        80         1,972
    Joy Global Inc. .................................................        12           413
(a) Mettler-Toledo International Inc. (Switzerland) .................       425        20,068
    PACCAR Inc. .....................................................        16         1,106
    United Technologies Corp. .......................................       468        43,702
                                                                                   ----------
                                                                                       97,511
                                                                                   ----------

    REAL ESTATE INVESTMENT TRUSTS .1%
    Ventas Inc. .....................................................        62         1,607
                                                                                   ----------


12 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

---------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                     SHARES       VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    RETAIL TRADE 8.6%
(a) Aeropostale Inc. ................................................        75    $    1,965
(a) Amazon.com Inc. .................................................         7           286
    American Eagle Outfitters Inc. ..................................        58         2,137
(a) AutoZone Inc. ...................................................       153        11,819
    Best Buy Co. Inc. ...............................................        83         4,502
    Dillards Inc., A ................................................         9           178
(a) Dollar Tree Stores Inc. .........................................       344         9,271
    Family Dollar Stores Inc. .......................................       463        12,547
    GAP Inc. ........................................................        24           449
    Home Depot Inc. .................................................       662        25,950
(a) Kohl's Corp. ....................................................       201         9,686
    Lowe's Cos. Inc. ................................................     1,082        58,807
    Michaels Stores Inc. ............................................        13           770
    Nordstrom Inc. ..................................................        37         1,415
(a) Pacific Sunwear of California Inc. ..............................       175         3,684
(a) Rent-A-Center Inc. ..............................................        41         1,060
    Target Corp. ....................................................       238        10,769
    Tiffany & Co. ...................................................       119         3,658
(a) Urban Outfitters Inc. ...........................................        44         1,514
    Wal-Mart Stores Inc. ............................................     1,448        77,034
    Walgreen Co. ....................................................        95         3,404
                                                                                   ----------
                                                                                      240,905
                                                                                   ----------

    TECHNOLOGY SERVICES 11.9%
(a) Accenture Ltd., A (Bermuda) .....................................       983        26,590
    Adobe Systems Inc. ..............................................         9           445
(a) Affiliated Computer Services Inc., A ............................        27         1,503
(a) Akamai Technologies Inc. ........................................        58           815
(a) Ask Jeeves Inc. .................................................        99         3,238
    Autodesk Inc. ...................................................        32         1,556
    Automatic Data Processing Inc. ..................................        28         1,157
(a) Cognizant Technology Solutions Corp., A .........................        61         1,861
    Computer Associates International Inc. ..........................       147         3,866
    Fair Isaac Inc. .................................................        15           438
    First Data Corp. ................................................       820        35,670
    International Business Machines Corp. ...........................       192        16,462
    Microsoft Corp. .................................................     5,075       140,324
(a) Oracle Corp. ....................................................       819         9,238
    Paychex Inc. ....................................................     1,203        36,271
(a) Peoplesoft Inc. .................................................       306         6,074
(a) Red Hat Inc. ....................................................        53           649
    SAP AG, ADR (Germany) ...........................................       353        13,750
(a) Symantec Corp. ..................................................       160         8,781
(a) Veritas Software Corp. ..........................................        29           516
(a) Yahoo! Inc. .....................................................       798        27,060
                                                                                   ----------
                                                                                      336,264
                                                                                   ----------


                                        Quarterly Statements of Investments | 13

INSTITUTIONAL FIDUCIARY TRUST

---------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                     SHARES       VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TRANSPORTATION 2.6%
    C.H. Robinson Worldwide Inc. ....................................       377    $   17,489
    Expeditors International of Washington Inc. .....................       821        42,446
    Southwest Airlines Co. ..........................................     1,073        14,614
                                                                                   ----------
                                                                                       74,549
                                                                                   ----------
    TOTAL COMMON STOCKS (COST $2,642,997) ...........................               2,747,823
                                                                                   ----------

    SHORT TERM INVESTMENT (COST $14,138) .5%
    MONEY FUND
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio ...    14,138        14,138
                                                                                   ----------
    TOTAL INVESTMENTS (COST $2,657,135) 98.1% .......................               2,761,961
    OTHER ASSETS, LESS LIABILITIES 1.9% .............................                  53,122
                                                                                   ----------
    NET ASSETS 100.0% ...............................................              $2,815,083
                                                                                   ==========

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


     See Notes to Statements of Investments. |
14 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
    MONEY MARKET PORTFOLIO                           SHARES          VALUE
--------------------------------------------------------------------------------
    MUTUAL FUNDS (COST $3,990,169,032) 100.0%
    The Money Market Portfolio ................  3,990,169,032  $ 3,990,169,032
    OTHER ASSETS, LESS LIABILITIES ............                         (59,657)
                                                                ---------------
    NET ASSETS 100.0% .........................                 $ 3,990,109,375
                                                                ===============


                                    Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

                      This page intentionally left blank.


16 | Quarterly Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series (the Funds).

The Franklin Cash Reserves Fund and the Money Market Portfolio invest substantially all of their assets in The Money Market Portfolio (the Portfolio). The Portfolio is registered under the Investment Company Act of 1940 as an open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the funds' Statement of Investments.

1. INCOME TAXES

At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                              ----------------------------------
                                                 FRANKLIN           FRANKLIN
                                                STRUCTURED         STRUCTURED
                                              LARGE CAP CORE    LARGE CAP GROWTH
                                                EQUITY FUND       EQUITY FUND
                                              ----------------------------------
Cost of investments .........................   $ 2,526,172       $ 2,689,450
                                                =============================
Unrealized appreciation .....................   $   199,205       $   160,195
Unrealized depreciation .....................       (67,599)          (87,684)
                                                -----------------------------
Net unrealized appreciation (depreciation) ..   $   131,606       $    72,511
                                                =============================

At September 30, 2004, the cost of investments for book and income tax purposes was the same for the Franklin Cash Reserves Fund and the Money Market Portfolio.

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 17

                      This page intentionally left blank.


18 | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                                  PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 44.7%
    Abbey National Treasury Service, Stamford Branch, 1.83% - 1.86%, 12/03/04 - 12/17/04 ...    $   150,000,000    $   150,002,906
    Bank of Montreal, Chicago Branch, 1.705%, 11/15/04 - 11/16/04 ..........................         50,000,000         50,000,629
    Bank of Nova Scotia, Portland Branch, 1.60% - 1.64%, 11/02/04 - 11/10/04 ...............        150,000,000        149,997,117
    Banque Nationale De Paris, New York Branch, 1.850% - 2.255%, 12/08/04 - 8/16/05 ........        150,000,000        149,990,260
    Barclays Bank PLC, New York Branch, 1.71%, 11/23/04 ....................................         75,000,000         75,001,100
    Bayerische Landesbank Girozen, New York Branch, 1.22%, 10/22/04 ........................         25,000,000         24,995,423
    Credit Agricole, New York Branch, 1.43% - 1.72%, 10/22/04 - 11/22/04 ...................        175,000,000        175,000,144
    Danske Bank AS, New York Branch, 1.17% - 1.83%, 10/13/04 - 12/13/04 ....................         75,000,000         74,994,696
    Dexia Bank, New York Branch, 1.508% - 1.615%, 10/27/04 - 12/07/04 ......................        125,000,000        125,001,248
    HBOS Treasury Services, New York Branch, 1.71% - 1.82%, 11/18/04 - 12/15/04 ............         75,000,000         75,000,671
    Landesbank Hessen Thueringen Giro, New York Branch, 1.273% - 1.790%,
        11/17/04 - 2/14/05 .................................................................        149,000,000        148,887,118
    Lloyds Bank PLC, New York Branch, 1.61% - 1.72%, 10/20/04 - 12/02/04 ...................        125,000,000        125,001,563
    Rabobank Nederland NV, New York Branch, 1.115% - 1.660%, 10/06/04 - 11/17/04 ...........        150,000,000        150,000,962
    Royal Bank of Canada, New York Branch, 1.42%, 10/22/04 .................................         25,000,000         25,000,144
    Royal Bank of Scotland NY, New York Branch, 1.595% - 1.850%, 10/19/04 - 12/21/04 .......        150,000,000        150,001,619
    Societe Generale North America, New York Branch, 1.50% - 1.65%, 10/08/04 - 11/01/04 ....        150,000,000        150,000,145
    State Street Corp., Boston Branch, 1.61%, 10/28/04 - 10/29/04 ..........................        150,000,000        150,000,000
    Svenska Handelsbanken, New York Branch, 1.620% - 1.865%, 11/12/04 - 12/27/04 ...........        150,000,000        150,001,773
    Toronto Dominion Bank, New York Branch, 1.63% - 1.70%, 10/26/04 - 11/09/04 .............        150,000,000        150,000,000
    UBS AG, Stamford Branch, 1.530% - 1.865%, 10/07/04 - 12/22/04 ..........................        150,000,000        150,001,383
    Wells Fargo Bank NA, San Francisco Branch, 1.57%, 10/01/04 - 10/08/04 ..................        150,000,000        150,000,174
    Westdeutsche Landesbank, New York Branch, 1.15%, 10/12/04 ..............................         75,000,000         75,000,228
                                                                                                                   ---------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,623,879,303) ....................................                         2,623,879,303
                                                                                                                   ---------------

    COMMERCIAL PAPER 45.2%
(a) Abbott Laboratories, 10/19/04 - 10/26/04 ...............................................        155,000,000        154,857,200
(a) ANZ (Delaware) Inc., 11/05/04 - 12/15/04 ...............................................        125,000,000        124,696,562
(a) Bank of Montreal, 11/09/04 .............................................................        100,000,000         99,829,958
(a) Barclays U.S. Funding Corp., 12/28/04 ..................................................         75,000,000         74,657,167
(a) Citigroup Global Markets Holdings, 10/01/04 - 10/20/04 .................................        250,000,000        249,883,750
(a) Coca-Cola Co., 10/15/04 ................................................................         50,000,000         49,971,028
(a) Commonwealth Bank of Australia, 10/14/04 - 11/15/04 ....................................        160,000,000        159,787,385
(a) Danske Corporation, 11/02/04 ...........................................................         75,000,000         74,894,000
(a) Dexia Bank, 11/01/04 ...................................................................         25,000,000         24,964,694
(a) Dupont De Nemours Inc., 12/09/04 - 12/10/04 ............................................        100,000,000         99,660,222
(a) Export Development Corp, 10/01/04 ......................................................         47,000,000         47,000,000
(a) General Electric Capital Corp., 12/01/04 - 12/14/04 ....................................        125,000,000        124,585,222
(a) Glaxosmithkline Finance PLC, 10/27/04 - 11/22/04 .......................................         75,000,000         74,840,750
(a) HBOS Treasury Services, 12/16/04 .......................................................         75,000,000         74,713,417
(a) Internationale Ned. U.S. Funding, 10/01/04 - 2/01/05 ...................................        150,000,000        149,669,167
(a) Morgan Stanley Group Inc., 10/04/04 - 10/08/04 .........................................        125,000,000        124,970,570
(a) National Australia Funding, 10/25/04 - 11/04/04 ........................................        150,000,000        149,791,042
(a) Pfizer Inc., 11/01/04 - 11/16/04 .......................................................        150,000,000        149,731,500
(a) Procter & Gamble Co., 10/21/04 - 10/28/04 ..............................................         50,000,000         49,946,965
(a) Royal Bank of Canada, 10/25/04 - 10/27/04 ..............................................        150,000,000        149,837,500
(a) Shell Finance UK PLC, 10/04/04 - 10/15/04 ..............................................        145,415,000        145,372,592
(a) UBS AG Finance Delaware Inc, 10/01/04 ..................................................        100,000,000        100,000,000


                                        Quarterly Statements of Investments | 19

THE MONEY MARKET PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                                  PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMERCIAL PAPER (CONT.)
(a) Wal-Mart Stores Inc., 10/04/04 - 10/20/04 ..............................................    $   125,000,000    $   124,932,271
(a) Westdeutsche Landesbank, 11/18/04 ......................................................         75,000,000         74,837,000
                                                                                                                   ---------------
    TOTAL COMMERCIAL PAPER (COST $2,653,429,962) ...........................................                         2,653,429,962
                                                                                                                   ---------------

    U.S. GOVERNMENT AGENCY SECURITIES 1.5%
(a) Federal Home Loan Bank, 10/01/04 .......................................................         12,970,000         12,970,000
(a) Freddie Mac, 10/06/04 - 11/03/04 .......................................................         75,000,000         74,920,840
                                                                                                                   ---------------
    TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $87,890,840) .............................                            87,890,840
                                                                                                                   ---------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,365,200,105) ...................                         5,365,200,105
                                                                                                                   ---------------

    REPURCHASE AGREEMENTS 9.9%
(b) ABN AMRO Bank, N.V., New York Branch, 1.78%, 10/01/04
        (Maturity Value $185,009,147) ......................................................        185,000,000        185,000,000
            Collateralized by U.S. Government Agency Securities, 10/12/04 - 5/31/05
(b) Deutsche Bank Securities Inc., 1.75%, 10/01/04 (Maturity Value $106,170,161) ...........        106,165,000        106,165,000
        Collateralized by U.S. Treasury Bills, 10/28/04 - 3/03/05
(b) Morgan Stanley & Co. Inc., 1.71%, 10/01/04 (Maturity Value $106,165,043) ...............        106,160,000        106,160,000
        Collateralized by U.S. Treasury Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.80%, 10/01/04 (Maturity Value $185,009,250) ......................        185,000,000        185,000,000
        Collateralized by U.S. Government Agency Securities, 6/24/05
    TOTAL REPURCHASE AGREEMENTS (COST $582,325,000) ........................................                           582,325,000
                                                                                                                   ---------------
    TOTAL INVESTMENTS (COST $5,947,525,105) 101.3% .........................................                         5,947,525,105
    OTHER ASSETS, LESS LIABILITIES (1.3)% ..................................................                           (76,555,467)
                                                                                                                   ---------------
    NET ASSETS 100.0% ......................................................................                       $ 5,870,969,638
                                                                                                                   ===============

(a)   Security is traded on a discount basis with a zero coupon.

(b) At September 30, 2004, all repurchase agreements had been entered into on that date.


     See Notes to Statements of Investments. |
20 | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 34.0%
(a) U.S. Treasury Bill, 11/04/04 ........................................................    $   5,000,000    $   4,993,457
(a) U.S. Treasury Bill, 12/09/04 ........................................................        5,000,000        4,985,433
(a) U.S. Treasury Bill, 1/06/05 .........................................................        5,000,000        4,978,337
(a) U.S. Treasury Bill, 1/20/05 .........................................................       10,000,000        9,948,662
(a) U.S. Treasury Bill, 3/03/05 .........................................................        5,000,000        4,959,306
(a) U.S. Treasury Bill, 3/24/05 .........................................................        5,000,000        4,953,117
    U.S. Treasury Note, 1.750%, 12/31/04 ................................................        5,000,000        5,007,520
                                                                                                              -------------
    TOTAL GOVERNMENT SECURITIES (COST $39,825,832) ......................................                        39,825,832
                                                                                                              -------------

    REPURCHASE AGREEMENTS 66.1%
(b) ABN AMRO Bank, N.V., New York Branch, 1.76%, 10/01/04 (Maturity Value $5,000,244) ...        5,000,000        5,000,000
        Collateralized by U.S. Treasury Notes, 1.625%, 3/31/05
(b) Banc of America Securities LLC, 1.68%, 10/01/04 (Maturity Value $5,000,233) .........        5,000,000        5,000,000
        Collateralized by U.S. Treasury Notes, 1.625%, 1/31/05
(b) Barclays Capital Inc., 1.76%, 10/01/04 (Maturity Value $5,000,244) ..................        5,000,000        5,000,000
        Collateralized by U.S. Treasury Notes, 3.25%, 1/15/09
(b) Bear, Stearns & Co. Inc., 1.75%, 10/01/04 (Maturity Value $5,000,243) ...............        5,000,000        5,000,000
        Collateralized by U.S. Treasury Note, 6.875%, 5/15/06
(b) Deutsche Bank Securities Inc., 1.75%, 10/01/04 (Maturity Value $21,151,028) .........       21,150,000       21,150,000
        Collateralized by U.S. Treasury Bill, 12/31/04
(b) Dresdner Kleinwort Wasserstein Securities LLC, 1.72%, 10/01/04
        (Maturity Value $5,000,239) .....................................................        5,000,000        5,000,000
            Collateralized by U.S. Treasury Notes, 2.625%, 11/15/16
(b) Greenwich Capital Markets Inc., 1.70%, 10/01/04 (Maturity Value $5,000,236) .........        5,000,000        5,000,000
        Collateralized by U.S. Treasury Notes, 1.75%, 12/31/04
(b) Morgan Stanley & Co. Inc., 1.71%, 10/01/04 (Maturity Value $21,151,005) .............       21,150,000       21,150,000
        Collateralized by U.S. Treasury Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.73%, 10/01/04 (Maturity Value $5,000,240) .....................        5,000,000        5,000,000
        Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08
                                                                                                              -------------
    TOTAL REPURCHASE AGREEMENTS (COST $77,300,000) ......................................                        77,300,000
                                                                                                              -------------
    TOTAL INVESTMENTS (COST $117,125,832) 100.1% ........................................                       117,125,832
    OTHER ASSETS, LESS LIABILITIES (.1)% ................................................                          (114,639)
                                                                                                              -------------
    NET ASSETS 100.0% ...................................................................                     $ 117,011,193
                                                                                                              =============

(a)   Security is traded on a discount basis with a zero coupon.

(b) At September 30, 2004, all repurchase agreements had been entered into on that date.


                                    Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

                      This page intentionally left blank.


22 | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios).

1. INCOME TAXES

At September 30, 2004, the cost of investments for book and income tax purposes was the same.

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 23

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    INSTITUTIONAL FIDUCIARY TRUST


By /s/ Jimmy D. Gambill
   ---------------------------
     Chief Executive Officer - Finance and Administration
Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jimmy D. Gambill
   ---------------------------
     Chief Executive Officer - Finance and Administration
Date November 29, 2004


By /s/ Galen G. Vetter
   ---------------------------
     Chief Financial Officer
Date November 29, 2004









                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Institutional Fiduciary
Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 18, 2004


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration

I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Institutional Fiduciary
Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 18, 2004


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer